Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) - On recurring basis $ in Thousands	Jun. 30, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ (8,059)
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-liability position	(8,059)
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	(8,059)
Significant Other Observable Inputs (Level 2) | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-liability position	$ (8,059)